INITIAL PUBLIC OFFERING	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Initial Public Offering
INITIAL PUBLIC OFFERING

NOTE 3 — INITIAL PUBLIC OFFERING

On October 23, 2025, pursuant to the Company’s IPO, the Company sold 6,000,000 Units at a price of $10.00 per Unit, generating gross proceeds of $60,000,000. Each Unit consists of one ordinary share and one right to receive one-tenth (1/10) of one ordinary share upon the consummation of the Company’s initial Business Combination (each, a “Right”). Ten Rights entitle the holder to receive one ordinary share (see Note 7). The Company will not issue fractional shares and only whole shares will trade; accordingly, unless a holder holds Rights in multiples of ten, such holder will not be able to receive or trade the fractional shares underlying the Rights.

The Company granted the underwriters a 45-day option to purchase up to an additional 900,000 Units to cover over-allotments (the “Over-Allotment Option”). On October 27, 2025, the underwriters delivered a termination notice indicating that the Over-Allotment Option would not be exercised.

NOTE 3 — INITIAL PUBLIC OFFERING

On October 23, 2025, pursuant to the Company’s IPO, the Company sold 6,000,000 Units at a price of $10.00 per Unit, generating gross proceeds of $60,000,000. Each Unit consists of one ordinary share and one right to receive one-tenth (1/10) of one ordinary share upon the consummation of the Company’s initial Business Combination (each, a “Right”). Ten Rights entitle the holder to receive one ordinary share (see Note 7). The Company will not issue fractional shares and only whole shares will trade; accordingly, unless a holder holds Rights in multiples of ten, such holder will not be able to receive or trade the fractional shares underlying the Rights.

The Company granted the underwriters a 45-day option to purchase up to an additional 900,000 Units to cover over-allotments (the “Over-Allotment Option”). On October 27, 2025, the underwriters delivered a termination notice indicating that the Over-Allotment Option would not be exercised.

In connection with the IPO, the Company allocated the gross proceeds between the Public Shares and the Public Rights based on their relative fair values.

As of December 31, 2025, ordinary shares subject to possible redemption are reconciled as follows:

As of December 31, 2025
Gross Proceeds	$60,000,000
Less:
Gross proceeds allocated to Public Rights	(874,000)
Offering costs allocated to Public Shares	(1,930,704)
Add:
Remeasurement of carrying value to redemption value	3,233,928
Ordinary shares subject to possible redemption	$60,429,224